LAW OFFICES
THOMPSON, WELCH, SOROKO & GILBERT LLP
3950 CIVIC CENTER DRIVE, SUITE 300
SAN RAFAEL, CA  94903
(415) 448-5000

FACSIMILE
RICHARD S. SOROKO	(415) 448-5010
email: rsoroko@TWSGLAW.com

SAN FRANCISCO OFFICE
(415) 262-1200

August 14, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	BioTime, Inc. Amendment No. 1 to Registration Statement on Form S-3 File No. 333-182964

Ladies/Gentlemen:

This letter accompanies Amendment No. 1 to Registration Statement on Form S-3 (333-182964) filed by BioTime, Inc.  This amendment includes updated financial and outstanding security information as of June 30, 2012, and revisions made in response to a comment from the staff.

Please direct all correspondence and communications with respect to the Registration Statement to the undersigned.

Very truly yours,

s/Richard S. Soroko
Richard S. Soroko